Investment Income (Details) - ZAR (R) R in Millions		12 Months Ended
	Aug. 05, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Analysis of income and expense [abstract]
Interest income from financial assets at amortised cost		R 276	R 265	R 257
Dividend income1		(24)	(23)	0
Net gain on financial instruments2		52	43	118
Total investment income		352	331	375
Disclosure of nature of investment income [Line Items]
Dividend income1		24	23	0
Day 1 Expense		0	(87)	R 0
ARM BBEE Trust
Disclosure of nature of investment income [Line Items]
Day 1 Expense		0	87
Total environmental trust funds
Analysis of income and expense [abstract]
Dividend income1		(14)	(5)
Net gain on financial instruments2		18	116
Disclosure of nature of investment income [Line Items]
Dividend income1		14	5
Rand Mutual Assurance
Analysis of income and expense [abstract]
Dividend income1	R (8)	(10)	(18)
Disclosure of nature of investment income [Line Items]
Dividend income1	R 8	R 10	R 18